Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 66,889,757
Interest and dividends	25,046,121
Total investment income	91,935,878
Interest on notes receivable from participants	120,066
Contributions:
Participant	13,116,645
Employer	7,518,592
Rollovers	1,460,278
Total contributions	22,095,515
Total additions	114,151,459
Deductions
Benefits paid to participants	79,521,493
Administrative expense, net	350,276
Total deductions	79,871,769
Net increase in net assets available for plan benefits	34,279,690
Net assets available for plan benefits, beginning of year	572,243,774
Net assets available for plan benefits, end of year	$ 606,523,464